CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment, net	¥ 91,186	¥ 86,146
Construction in progress	31,847	32,407
Right-of-use assets	138,439	151,065
Goodwill	237	237
Interest in associates	2,637	2,449
Interest in joint ventures	3,341	3,225
Aircraft lease deposits	321	362
Other equity instrument investments	563	799
Other non-current financial assets	589	92
Amounts due from related companies	151
Deferred tax assets	12,823	7,739
Other assets	3,211	2,877
Total non-current assets	285,345	287,398
Current assets
Inventories	1,652	1,760
Trade receivables	2,858	2,525
Other receivables	9,599	8,347
Cash and cash equivalents	21,456	25,419
Assets held for sale	1,292
Restricted bank deposits	158	117
Prepaid expenses and other current assets	736	732
Amounts due from related companies	115	85
Total current assets	37,866	38,985
Current liabilities
Derivative financial liabilities	1,222	3,148
Borrowings	57,913	40,099
Lease liabilities	20,805	20,930
Trade payables	1,328	1,782
Contract liabilities	1,542	1,513
Sales in advance of carriage	3,716	3,997
Current income tax	844	462
Amounts due to related companies	363	357
Accrued expenses	15,479	15,920
Other liabilities	7,778	7,473
Total current liabilities	110,990	95,681
Non-current liabilities
Borrowings	38,354	38,134
Lease liabilities	81,944	100,283
Derivative financial liabilities	20	53
Other non-current liabilities	1,824	2,036
Provision for major overhauls	4,820	4,216
Deferred benefits and gains	725	769
Deferred tax liabilities	26	80
Total non-current liabilities	127,713	145,571
Net assets	84,508	85,131
Capital and reserves
Share capital	16,948	15,329
Reserves	50,903	54,255
Total equity attributable to equity shareholders of the Company	67,851	69,584
Non-controlling interests	16,657	15,547
Total equity	¥ 84,508	¥ 85,131